Borrowings - Senior Notes (Detail) - Successor [Member]		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 01, 2013 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 01, 2013 EUR (€)
Dollar Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	7.375%					7.375%
Debt issuance cost	$ 22,900,000
Unamortized debt issuance expense		$ 16,200,000		$ 17,600,000	$ 20,400,000
Debt instrument, redemption price, percentage	101.00%
Debt instrument, maturity date	May 01, 2021
Dollar Senior Notes [Member] | Any Time Prior to February 1, 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage of principal amount redeemed	40.00%
Debt instrument, redemption price, percentage	107.375%
7.375% Senior Unsecured Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 750,000,000
Debt instrument, interest rate, stated percentage	7.375%					7.375%
Debt instrument maturity year	2021
5.750% Senior Secured Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | €						€ 250,000,000
Debt instrument, interest rate, stated percentage	5.75%					5.75%
Debt instrument maturity year	2021
Senior Notes [Member]
Debt Instrument [Line Items]
Debt issuance cost	$ 33,100,000
Unamortized debt issuance expense		23,300,000		25,300,000	29,400,000
Amortization of financing costs		1,000,000	$ 2,000,000	4,100,000	3,700,000
Euro Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	5.75%					5.75%
Debt issuance cost	$ 10,200,000
Unamortized debt issuance expense		$ 7,100,000		$ 7,700,000	$ 9,000,000
Debt instrument, redemption price, percentage	101.00%
Debt instrument, maturity date	Feb. 01, 2021
Euro Senior Notes [Member] | Any Time Prior to February 1, 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage of principal amount redeemed	40.00%
Debt instrument, redemption price, percentage	105.75%
Euro Senior Notes [Member] | Debt Instrument Redemption Period [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage of principal amount redeemed	10.00%
Euro Senior Notes [Member] | 12 Month Period Prior to February 1, 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	103.00%